INCOME TAX (EXPENSE) CREDIT - Income Tax rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	27.60%	27.80%	27.80%
Bulgaria
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	10.00%	10.00%	10.00%
Czech
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	19.00%	19.00%	19.00%
Hong Kong
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	16.50%	16.50%	16.50%
PRC
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	25.00%	25.00%	25.00%
Greece
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	28.00%	28.00%	28.00%
USA
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	21.00%	21.00%	21.00%
Canada
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	25.00%	25.00%	25.00%
Japan
Disclosure Of Continuing Involvement In Derecognised Financial Assets [Line Items]
Income tax (as a percent)	27.80%	27.80%	27.60%